CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Revenue	$ 441,860	$ 397,321	$ 333,175
Cost of goods sold	296,219	272,047	231,435
Gross margin	145,641	125,274	101,740
Expenses
Sales and marketing	42,182	37,067	37,188
Research and development (note 19)	73,112	61,785	60,903
Administration	35,164	32,777	33,716
Acquisition costs (note 5, 6 and 30)	508	3,182	0
Restructuring (note 20)	171	2,251	837
Integration	27	0	1,426
Impairment of intangible asset	0	0	11,214
Amortization	12,141	10,418	10,709
Total expenses	163,305	147,480	155,993
Loss from operations	(17,664)	(22,206)	(54,253)
Foreign exchange gain (loss)	3,823	3,326	(460)
Other income (expense) (note 21)	(98)	(196)	35
Loss before income taxes	(13,939)	(19,076)	(54,678)
Income tax expense (recovery) (note 17)	1,611	(14,874)	(3,968)
Net loss from continuing operations	(15,550)	(4,202)	(50,710)
Net earnings from discontinued operations (note 7)	70,588	31,401	21,338
Net earnings (loss)	55,038	27,199	(29,372)
Net loss attributable to non-controlling interest (note 25)	0	0	(57)
Net earnings (loss) attributable to the Company	$ 55,038	$ 27,199	$ (29,315)
Basic and diluted net earnings (loss) per share attributable to the Company’s common shareholders (in dollars) (note 22)
Continuing operations (in dollars per share)	$ (0.50)	$ (0.14)	$ (1.62)
Discontinued operations (in dollars per share)	$ 2.29	$ 1.02	$ 0.68
Basic and diluted net earnings (loss) per share (in dollars per share)	$ 1.79	$ 0.88	$ (0.94)
Weighted average number of shares outstanding (in thousands) (note 22)
Basic (in shares)	30,771	30,788	31,275
Diluted (in shares)	30,771	30,788	31,275